Regulatory Matters and Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Regulatory Matters and Shareholders' Equity [Abstract]
REGULATORY MATTERS AND SHAREHOLDERS' EQUITY

NOTE 11 - REGULATORY MATTERS AND SHAREHOLDERS’ EQUITY

The Corporation and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet the minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Corporation and the Bank to maintain minimum amounts and ratios (set forth below) of Tier 1 capital to average assets and of Tier 1 and total capital (as defined in the regulations) to risk weighted assets. Management believes, as of December 31, 2012, that the Corporation and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification from the regulators categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The actual and required capital amounts and ratios were as follows:

	Actual		For Capital Adequacy Purposes			To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)

CORPORATION:
As of December 31, 2012:
Tier 1 leverage ratio (to average assets)	$38,393	9.1%	$	≥16,967	≥4.0%		N/A	N/A
Tier 1 risk-based capital ratio (to risk-weighted assets)	38,393	18.0		≥8,527	≥4.0		N/A	N/A
Total risk-based capital ratio (to risk-weighted assets)	41,255	19.4		≥17,054	≥8.0		N/A	N/A

As of December 31, 2011:
Tier 1 leverage ratio (to average assets)	$35,086	9.1%	$	≥15,349	≥4.0%		N/A	N/A
Tier 1 risk-based capital ratio (to risk-weighted assets)	35,086	16.8		≥8,332	≥4.0		N/A	N/A
Total risk-based capital ratio (to risk-weighted assets)	37,884	18.2		≥16,663	≥8.0		N/A	N/A

BANK:
As of December 31, 2012:
Tier 1 leverage ratio (to average assets)	$37,734	8.8%	$	≥16,951	≥4.0%	$	≥21,189	≥5.0%
Tier 1 risk-based capital ratio (to risk-weighted assets)	37,734	17.6		≥8,500	≥4.0		≥12,749	≥6.0
Total risk-based capital ratio (to risk-weighted assets)	40,034	18.8		≥16,999	≥8.0		≥21,249	≥10.0

As of December 31, 2011:
Tier 1 leverage ratio (to average assets)	$34,329	9.0%	$	≥15,325	≥4.0%	$	≥19,157	≥5.0%
Tier 1 risk-based capital ratio (to risk-weighted assets)	34,329	16.5		≥8,304	≥4.0		≥12,455	≥6.0
Total risk-based capital ratio (to risk-weighted assets)	36,932	17.8		≥16,607	≥8.0		≥20,759	≥10.0

Certain restrictions exist regarding the ability of the Bank to transfer funds to the Corporation in the form of cash dividends, loans or advances. Regulatory approval is required if the total of all dividends declared by a national bank in any calendar year exceeds net profits (as defined) for that year combined with the retained net profits for the two preceding calendar years. At December 31, 2012, approximately $9,153,000 of undistributed earnings of the Bank, included in consolidated shareholders’ equity, was available for distribution to the Corporation as dividends without prior regulatory approval.

In 2008 the Corporation implemented a dividend reinvestment and stock purchase plan. This plan was discontinued in December 2012. Prior to the plan’s discontinuance holders of common stock may participate in the plan in which reinvested dividends and voluntary cash payments may be invested in additional common shares. The Corporation had reserved 100,000 shares to be issued under this plan, of which 16,018 common shares were issued pursuant to this plan.

On January 8, 2008, the Board of Directors of the Corporation authorized a stock repurchase program pursuant to which the Corporation is authorized to purchase up to 7.1% of its outstanding shares or 100,000 shares. Share repurchases will be made from time to time and may be effected through open market purchases, block trades, or in privately negotiated transactions. As of December 31, 2012, the Corporation has purchased 3,656 shares under this repurchase program.